Supplement to the Variable Annuity Prospectuses
                     -----------------------------------------------
                        American General Life Insurance Company

                              Variable Separate Account
                      Polaris Preferred Solution Variable Annuity
                       Polaris Advisory Income Variable Annuity
                     -----------------------------------------------

Effective on or about November 8, 2021 ("Effective Date"), certain Underlying Funds available under the contract were reorganized, following shareholder approval (the "Reorganization"). Underlying Funds of Anchor Series Trust and SunAmerica Series Trust (the "Target Underlying Funds") were reorganized into the Underlying Funds of SunAmerica Series Trust (the "Acquiring Underlying Funds") as shown in the table below. Accordingly, on the Effective Date, all references in the Prospectus to "Anchor Series Trust" and each of the Target Underlying Funds were removed.

The Underlying Fund expenses remained unchanged or were lowered as a result of the Reorganization.

---------------------------------------------------   ---------------------------------------------------
            Target Underlying Funds*                             Acquiring Underlying Funds*
                   Advisor                                                Advisor
           Subadvisor (if applicable)                             Subadvisor (if applicable)
---------------------------------------------------   ---------------------------------------------------
SA PGI Asset Allocation Portfolio                     SA JPMorgan Diversified Balanced Portfolio
SunAmerica Asset Management, LLC                      SunAmerica Asset Management, LLC
Principal Global Investors, LLC	                      J.P. Morgan Investment Management Inc.
---------------------------------------------------   ---------------------------------------------------
SA Wellington Strategic Multi-Asset Portfolio         SA Wellington Strategic Multi-Asset Portfolio
SunAmerica Asset Management, LLC                      SunAmerica Asset Management, LLC
Wellington Management Company LLP                     Wellington Management Company LLP
---------------------------------------------------   --------------------------------------------------
SA Wellington Government and Quality Bond Portfolio   SA Wellington Government and Quality Bond Portfolio
SunAmerica Asset Management, LLC                      SunAmerica Asset Management, LLC
Wellington Management Company LLP                     Wellington Management Company LLP
---------------------------------------------------   ---------------------------------------------------
SA Columbia Technology Portfolio
SunAmerica Asset Management, LLC
Columbia Management Investment Advisers, LLC          SA Wellington Capital Appreciation Portfolio
---------------------------------------------------   SunAmerica Asset Management, LLC
SA Wellington Capital Appreciation Portfolio          Wellington Management Company LLP
SunAmerica Asset Management, LLC
Wellington Management Company LLP
---------------------------------------------------   ---------------------------------------------------
SA WellsCap Aggressive Growth Portfolio               SA JPMorgan Mid-Cap Growth Portfolio
SunAmerica Asset Management, LLC                      SunAmerica Asset Management, LLC
Wells Capital Management Incorporated                 J.P. Morgan Investment Management Inc.
---------------------------------------------------   ---------------------------------------------------

* The Underlying Fund share classes available under your contract remain unchanged after the Reorganization.

Additional information regarding the Underlying Funds, including the Fund Prospectuses, may be obtained by visiting our website at www.aig.com/ProductProspectuses or by calling (855) 421-2692.



Dated:  November 8, 2021

                   Please keep this Supplement with your Prospectus

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